Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Research and development expenses	$ 534	$ 809	$ 1,169	$ 1,892
General and administrative expenses	688	1,062	1,454	1,981
Total operating expenses	1,222	1,871	2,623	3,873
Financial income, net	(103)	(278)	(229)	(450)
Net loss	$ 1,119	$ 1,593	$ 2,394	$ 3,423
Basic, net loss per share	$ 0.18	$ 0.95	$ 0.41	$ 2.04
Diluted, net loss per share	$ 0.18	$ 0.95	$ 0.41	$ 2.04
Weighted-average number of shares outstanding used in computing basic net loss per share	6,294,748	1,680,232	5,878,432	1,680,232
Weighted-average number of shares outstanding used in computing diluted net loss per share	6,294,748	1,680,232	5,878,432	1,680,232